Investment Objectives and Goals - Harbor Short Term Treasury ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Harbor Short Term Treasury ETFFund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide exposure, before fees and expenses, generally consistent with the price and yield performance of the 3-month U.S. Treasury bill market.